CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		160 Months Ended	169 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	May 31, 2012
Revenue
Operating expense
Selling, general and administrative	386,653	1,542,502	1,315,655	3,768,809	3,173,558	1,646,515	9,737,906	11,053,561
Research and development	241,652	138,148	557,400	233,248	451,372	705,549	1,917,696	2,475,096
Total operating expense	628,305	1,680,650	1,873,055	4,002,057	3,624,930	2,352,064	11,655,602	13,528,657
Loss from operations	(628,305)	(1,680,650)	(1,873,055)	(4,002,057)	(3,624,930)	(2,352,064)	(11,655,602)	(13,528,657)
Other income (expense)
Interest income							98,582	98,582
Interest expense	(8,438)	(382)	(8,438)	(1,238)	(1,391)		(12,393)	(20,831)
Loss on disposal of fixed assets							(5,307)	(5,307)
Gain on dissolution of foreign subsidiary							59,704	59,704
Foreign exchange loss			(65)	(497)	(1,488)	(1,344)	(86,373)	(86,438)
Change in fair value of warrant liability				8,059	8,059	2,120,272	2,128,331	2,128,331
Payable forgiven							30,000	30,000
Change in contingent liability			156,109					186,109
Total other income (expense)	(8,453)	(382)	147,591	6,324	5,180	2,118,928	2,212,544	2,360,135
Loss from continuing operations	(636,758)	(1,681,032)	(1,725,464)	(3,995,733)	(3,619,750)	(233,136)	(9,443,058)	(11,168,522)
Loss from discontinued operations	(3,000)		(242,210)				(162,097)	(404,307)
Net loss	(639,758)	(1,681,032)	(1,967,674)	(3,995,733)	(3,619,750)	(233,136)	(9,605,155)	(11,572,829)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.08)	$ (0.10)	$ (0.20)	$ (0.18)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted	20,638,360	20,638,360	20,638,360	20,314,810	20,396,362	19,533,533
Basic and Diluted Loss per Common Share:
Continuing operations	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.20)
Discontinued operations			$ (0.01)
Accretion of debt discount
Other income (expense)
Interest expense	$ (15)		$ (15)					$ (15)